Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,192,343	$ 5,930,731	$ 4,992,145
Investments	6,119,012	9,806,591	21,253,866
Vendor receivable	42,323	27,500	173,499
Prepaid expenses and other current assets	119,742	453,681	527,380
Total current assets	12,473,420	16,218,503	26,946,890
Property and equipment, net	1,728	65,509	260,612
Intangible assets, net	17,469	18,083	19,309
Other assets	13,476	63,572	69,620
Total assets	12,506,093	16,365,667	27,296,431
Current liabilities:
Accounts payable	1,375,742	180,104	371,993
Accrued liabilities	498,377	327,868	196,020
Accrued payroll and other compensation	1,127,786	525,666	754,314
Note payable, net of debt discount and offering costs of $0 and $8,723 as of December 31, 2022 and December 31, 2021, respectively			366,277
Total liabilities	3,001,905	1,033,638	1,688,604
Commitments and contingencies
Stockholders’ equity:
Preferred stock value
Common stock value	2,907	2,907	2,878
Additional paid-in capital	112,908,754	112,238,392	110,339,011
Accumulated deficit	(103,407,473)	(96,909,270)	(84,734,062)
Total stockholders’ equity	9,504,188	15,332,029	25,607,827
Total liabilities and stockholders’ equity	$ 12,506,093	$ 16,365,667	$ 27,296,431